Insurance Contracts - Summary of Unearned Premium Reserves (Detail) - Short-term insurance contracts [member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Unearned premium reserves [line items]
As at 1 January	¥ 11,762	¥ 10,367
Increase	11,062	11,762
Release	(11,762)	(10,367)
As at 31 December	11,062	11,762
Gross [member]
Unearned premium reserves [line items]
As at 1 January	12,289	10,492
Increase	11,432	12,289
Release	(12,289)	(10,492)
As at 31 December	11,432	12,289
Ceded [member]
Unearned premium reserves [line items]
As at 1 January	(527)	(125)
Increase	(370)	(527)
Release	527	125
As at 31 December	¥ (370)	¥ (527)